BORROWINGS - Narrative (Details) € in Millions, ₨ in Millions					1 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Oct. 15, 2018 USD ($)	Jul. 04, 2018 USD ($)	Jun. 14, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 INR (₨)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 INR (₨)	Dec. 31, 2018 EUR (€)	Jul. 04, 2018 INR (₨)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 EUR (€)	Feb. 06, 2018 USD ($)	Feb. 06, 2018 INR (₨)	Aug. 31, 2015	Mar. 31, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt issuance costs							$ 70,000	$ 7,862,000	$ 683,000
Borrowings and lease liabilities	$ 499,985,000				$ 499,985,000		508,810,000	499,985,000
Unused borrowing facilities							399,000,000
Repayment of borrowings							225,902,000	762,622,000	162,107,000
Unused borrowing facilities, committed							394,300,000
Unused borrowing facilities, uncommitted							4,700,000
Deferred income	353,000				353,000		2,412,000	353,000
Interest expense							32,472,000	17,443,000	$ 7,973,000
Imputed interest
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities	400,000				400,000		400,000	400,000
Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities	7,100,000				7,100,000		6,200,000	7,100,000
Debt issuance costs, net of imputed interest
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities	6,700,000				6,700,000		5,800,000	6,700,000
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 250,000,000
Debt issuance costs		$ 5,100,000
Debt instrument term		8 years
Borrowings and lease liabilities	245,252,000				245,252,000		245,681,000	245,252,000
Percentage of purchase price of aggregate principal amount plus accrued interest of debt that can be repurchased		101.00%
Senior Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings		7.00%
Senior Unsecured Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							250,000,000
Senior Unsecured Notes | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							4,300,000
2018 Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt issuance costs				$ 2,700,000
Debt instrument term				5 years
Borrowings and lease liabilities	$ 219,084,000				$ 219,084,000		185,438,000	$ 219,084,000
Maximum borrowing capacity				$ 600,000,000
Standby letters of credit							3,400,000
Unused borrowing facilities							$ 394,300,000
Debt covenant, consolidated secured net leverage ratio	3.50				3.50		3.70	3.50		3.70	3.70	3.50
Debt covenant, temporary increase in consolidated total leverage ratio	4.00				4.00		4.20	4.00		4.20	4.20	4.00
Debt covenant, consolidated interest coverage ratio	3.00				3.00		2.75	3.00		2.75	2.75	3.00
Debt covenant, consolidated secured net leverage ratio, actual							1.34			1.34	1.34
Debt covenant, consolidated interest coverage ratio, actual							5.67			5.67	5.67
Debt covenant, acquisition price							$ 50,000,000
2018 Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							187,300,000
2018 Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							190,700,000
2018 Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							$ 1,900,000
2018 Credit Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%				2.50%		1.50%	2.50%		1.50%	1.50%	2.50%
2018 Credit Facility | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				0.25%
2018 Credit Facility | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.50%
2018 Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 400,000,000
Incremental accordion feature				200,000,000
2018 Revolving Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							$ 2,300,000
2018 Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				200,000,000
2018 Term Loan | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							185,000,000
2018 Term Loan | Until March 2023
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities				65,000,000
2018 Term Loan | 2018
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities				5,000,000
2018 Term Loan | Year 1
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities				10,000,000
2018 Term Loan | 1-2 years
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities				12,500,000
2018 Term Loan | 2-3 years
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities				15,000,000
2018 Term Loan | 3-4 years
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities				17,500,000
2018 Term Loan | 4-5 years
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities				5,000,000
2014 Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 450,000,000
2018 Powerband Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities	$ 16,338,000				$ 16,338,000		17,294,000	$ 16,338,000			₨ 1,234.2
Maximum borrowing capacity | ₨											1,400.0
Standby letters of credit							100,000				1.8
Unused borrowing facilities | ₨											₨ 136.5
Property, plant and equipment, pledged as security							$ 36,100,000
Period for lender to give notice to withdraw commitment			10 days
Debt covenant, net worth ratio			3.00										3.00
Debt covenant, debt to net worth ratio, actual							0.60			0.60	0.60
Unused borrowing facilities, uncommitted							$ 1,900,000
2018 Powerband Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							17,400,000				₨ 1,237.4
2018 Powerband Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							17,400,000				1,239.2
2018 Powerband Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							100,000				3.2
2018 Powerband Demand Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							13,500,000				960.0
Maximum borrowing capacity							13,500,000				960.0
2018 Powerband Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							600,000				40.7
Maximum borrowing capacity							900,000				65.0
2018 Powerband Working Capital Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							3,300,000				236.7
Maximum borrowing capacity							5,300,000				375.0
2018 Capstone Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities	7,585,000				7,585,000		10,434,000	7,585,000
Maximum borrowing capacity							13,700,000				975.0					$ 15,000,000	₨ 975.0
Standby letters of credit							300,000				17.4
Unused borrowing facilities, uncommitted							2,800,000				199.6
2018 Capstone Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							10,400,000				744.1
2018 Capstone Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							10,700,000				761.5
2018 Capstone Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							8,000,000				571.1
Maximum borrowing capacity																9,000,000	585.0
2018 Capstone Working Capital Facility
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities							2,400,000				₨ 173.0
Maximum borrowing capacity																$ 6,000,000	₨ 390.0
Forgivable Government Loan
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities	6,014,000				6,014,000		4,431,000	6,014,000
Interest expense							100,000	100,000
Forgivable Government Loan August 2015
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings														0.00%	0.00%
Borrowings and lease liabilities	5,100,000				5,100,000		4,400,000	5,100,000		€ 3.9		€ 4.4
Borrowings, net of imputed interest and deferred income	4,900,000				4,900,000		1,900,000	4,900,000		1.7		4.3
Debt instrument, percentage of principal amount forgivable																		50.00%
Deferred income on forgivable government loans							2,400,000			2.1
Discount rate used to estimate fair value on interest-free loan																		1.25%
Deferred income	300,000				300,000		2,200,000	300,000		2.0		0.2
Forgivable Government Loan February 2018
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings														0.00%	0.00%
Borrowings and lease liabilities	1,200,000				1,200,000		2,700,000	1,200,000		2.4		1.0
Borrowings, net of imputed interest and deferred income	1,100,000				1,100,000		2,500,000	1,100,000		2.3		0.9
Maximum borrowing capacity														$ 10,200,000	€ 8.2
Debt instrument, percentage of principal amount forgivable														60.00%	60.00%
Discount rate used to estimate fair value on interest-free loan														1.25%	1.25%
Deferred income	100,000				100,000		200,000	100,000		€ 0.2		€ 0.1
Interest expense								100,000
Lease liabilities under IFRS 16
Disclosure of detailed information about borrowings [line items]
Borrowings and lease liabilities	5,712,000				5,712,000		$ 0	5,712,000
Equipment Finance Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity																			$ 25,700,000
Term Loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings							0.75%			0.75%	0.75%
Borrowings and lease liabilities	$ 0				0		$ 800,000	$ 0		€ 0.7
Maximum borrowing capacity							2,800,000			2.5
Unused borrowing facilities							2,000,000			€ 1.8
Powerband Industries Private Limited | 2018 Powerband Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 19,000,000				19,300,000				₨ 1,400.0		₨ 1,300.0
Maximum borrowing capacity, including effects of foreign translation adjustments							$ 19,600,000
Line of credit increase in borrowing capacity					$ 1,400,000	₨ 100.0
Powerband Industries Private Limited | 2018 Powerband Demand Term Loan
Disclosure of detailed information about borrowings [line items]
Bullet installment payment period	5 years
Powerband Industries Private Limited | 2018 Powerband Term Loan
Disclosure of detailed information about borrowings [line items]
Monthly installment payment period	4 years